Stock-based compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended
	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010	May 21, 2012 2010 Incentive Plan	Jul. 28, 2012 2010 Incentive Plan	Jan. 28, 2012 2010 Incentive Plan	Jul. 28, 2012 2005 Management Equity Plan	Jan. 28, 2012 2005 Management Equity Plan	Jan. 29, 2011 2005 Management Equity Plan	Jul. 28, 2012 Stock options	Jan. 28, 2012 Stock options Year	Jan. 29, 2011 Stock options	Jan. 30, 2010 Stock options	May 21, 2012 Stock options 2010 Incentive Plan	Jan. 28, 2012 Stock options 2010 Incentive Plan	Jan. 28, 2012 Performance-based shares	May 21, 2012 Performance-based shares 2010 Incentive Plan	Jan. 28, 2012 Performance-based shares 2010 Incentive Plan	Jul. 28, 2012 Restricted shares	Jan. 28, 2012 Restricted shares Year	Jan. 29, 2011 Restricted shares 2005 Management Equity Plan	Jan. 30, 2010 Restricted shares 2005 Management Equity Plan	May 21, 2012 Restricted Stock and Performance Stock 2010 Incentive Plan	Jan. 28, 2012 Maximum 2010 Incentive Plan	Jan. 28, 2012 Maximum 2005 Management Equity Plan	May 31, 2012 Maximum 2005 Management Equity Plan	Jan. 28, 2012 Maximum Stock options	Jan. 30, 2010 Maximum Stock options	Mar. 31, 2012 Minimum 2010 Incentive Plan	Jan. 28, 2012 Minimum 2010 Incentive Plan	Mar. 31, 2012 Minimum 2005 Management Equity Plan	Jan. 28, 2012 Minimum 2005 Management Equity Plan	Jul. 28, 2012 Adjusted Compensation EBITDA Performance-based shares	Jan. 28, 2012 Adjusted Compensation EBITDA Performance-based shares	Jul. 28, 2012 Total Return on Invested Capital Roic Performance-based shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Put option percentage on original investment shares																										25.00%
Years of continuous service																													4 years		4 years
Incremental expenses							$ 2		$ 1
Award vesting requisite period, anniversary					2 years			3 years		2 years									2 years
Options granted in period	726,331	48,357	406,071											631,665
Option expiration period, from grant date										P10Y					10
Percentage of options vested				50.00%		50.00%		40.00%									100.00%	100.00%
Awards granted, restricted stock and performance stock																							357,342
Fair market value of awards granted, dollars per share						$ 60										$ 60.00				$ 60.00			$ 44
Award vesting requisite period, anniversary															2 years				2 years						8 years							5 years
Percentage of performance metrics based on consolidated adjusted compensation EBITDA performance																	50.00%	50.00%
Percentage of performance metrics based on total return on invested capital																	50.00%	50.00%
Performance metric duration																																	3 years	3 years	3 years
Total number of shares issued under incentive plan						3,750,000
Maximum number of shares eligible for stock options grants						500,000
Restricted stock purchased by officers and employees																					9,668	74,140
Weighted average price of restricted stock purchased by officers and employees																					$ 61.00	$ 27.12
Expiration date ranges of all outstanding options																								May 26, 2021						Apr. 01, 2013
Aggregate intrinsic value of service based options exercised											3	9																1
Fair value of service based vested options											29	24	16
Receipts from exercise of service based options											1	5	5
Cash payments to settle share based liability awards											2
Payments to repurchase shares from the exercise of service based options												12	6
Payments to repurchase shares previously issued to employees												2	1														1
Tax benefits recognized											1	3																1
Total unrecognized compensation cost											$ 13									$ 5
Weighted average period over which the unrecognized compensation cost is recognized											1.7									1.8